Income Taxes - Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$ (28,078)	$ 295,150	$ (1,144,822)
Foreign income tax differential	66,242	51,787	42,339
Nontaxable interest income			(67,651)
Lux Financing Activities	30,232	(8,279)	40,169
Tax deductible impairment charges in Luxembourg subsidiaries		(1,280,759)	(854,393)
Change in tax rate	(28,250)	416,156
Goodwill impairment			599,974
Changes in unrecognized tax benefits	(79)	(1,629)	(15,465)
Changes in valuation allowance	40,853	554,479	1,463,774
Tax effect of 2011 Intercompany Sale	(6,073)	(6,701)	(6,112)
Foreign tax credits	(3,107)	(5,480)	(2,171)
Research and development tax credits	(2,786)	(3,275)	(2,103)
Other	2,176	4,537	(52,026)
Total income tax provision (benefit)	$ 71,130	$ 15,986	$ 1,513